Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 — INCOME TAXES:

a.      The Company is subject to U.S. and Israeli income tax laws.

b.      The US entity is subject to a federal income tax rate of 21% in 2019 and thereafter and State taxes of 9%. The Subsidiary is subject to ordinary corporate income tax rate of 23% in 2019 and thereafter.

c.      Carryforward tax losses:

As of December 31, 2022, the Company has net operating loss carry forwards of approximately $3,418. In addition, the Company has loss carry forward of approximately $10,605, which the Company did not perform a qualification test for and has certain doubts regarding their qualification.

As of December 31, 2022, the Company’s subsidiary has net operating loss carry forwards of approximately $118,323. Net operating loss carry forwards relate to activity in Israel has an indefinite carry forward period.

Utilization of the U.S. federal and state net operating losses may be subject to a substantial limitation due to the change in ownership limitations provided by the Internal Revenue Code of 1986, as amended and similar to state provisions. The annual limitation may result in the expiration of the net operating losses and credits before their utilization.

d.      Loss before taxes on income are comprised as follows:

	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Domestic	(4,535)	(3,273)
Foreign Subsidiary	(6,447)	(1,978)
Total	(10,982)	(5,251)

e.      Reconciliation of the theoretical tax expense to actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective rate is the provision for a full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits.

f.       The Company’s major tax jurisdictions are the United States and Israel. Due to unutilized net operating losses and research credits, the tax years through 2016 remain open and subject to examinations by the appropriate governmental agencies in the United States. Tax assessments filed by the Company’s subsidiary through the year 2015 are considered to be final.

g.      The components of the Company’s net deferred tax assets were as follows:

	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Deferred tax assets (liabilities):
Loss carryforwards	27,932	31,049
Valuation allowance	(27,932)	(31,049)
Total net deferred tax assets	—	—

The Company provided a valuation allowance equal to the deferred income tax assets for the years ended December 31, 2022 and 2021 because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income.